Business Combinations And Capital Reorganization	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Business Combinations And Capital Reorganization

6.	BUSINESS COMBINATIONS AND CAPITAL REORGANIZATION
A – AR Electronic Solutions, S.L.
On July 29, 2022, Wallbox Chargers, S.L.U. acquired 100% of shares of AR Electronics Solutions, S.L.U., incorporated in Spain, a provider of innovative printed circuit boards (PCBs). The total consideration for this transaction was Euros 10,035 thousand and consisted of a cash payment of Euros 4,200 thousand at the date of acquisition and the issuance of 700,777 Class A shares of Wallbox N.V., whose fair
value is Euros 8,99 per share. In addition, there are three
earn-out
payments (contingent consideration) which total a maximum of Euros 1,000 thousand each, to be paid in 2023, 2024 and 2025 if certain conditions established in the acquisition contract are met. The earn-outs will be paid 50% in cash and the remaining 50% by Class A shares of Wallbox NV based on the actual share price at settlement date. Considering that contingent consideration will be paid to the sellers of AR Electronic Solutions S.L.U. that are currently employed by the group and the payment will be automatically forfeited if employment terminates, the contingent consideration is considered as remuneration for post combination services and has been accounted for in accordance with IFRS 2 and IAS 19. Additionally, the group granted 111,236
RSUs to the sellers as post-acquisition remuneration (See Note 22). The
Company considered that the underlying required conditions will be completely achieved, as these conditions are aligned with the Group objectives.
The total amount of expenses recognized in the 2022 profit and loss is
Euro 539 thousand.
The acquisition of AR Electronics Solutions, S.L.U. is expected to bring unique capabilities that further differentiate the Group’s technology while also improving the vertical integration of the Group. In a time where continued supply chain uncertainty persists, bringing this critical component in-house
is a key differentiator for the transaction.
The goodwill recognized upon this acquisition is mainly made up of expected synergies from the combining operations, resulting in an overall improvement of the Group’s gross margin on the sales of chargers.
Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	4,200
Amount paid (in shares)	6,300
Setlement of pre-existing trade receivables with Wallbox group	(1,463)
Setlement of pre-existing trade payables with Wallbox group	998

Total	10,035

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Property, plant and equipment	1,567
Intangible assets	1,919
Right of use	1,224
Non-current financial assets	59
Inventories	6,891
Trade and other financial receivables	2,670
Cash and cash equivalents	5,078

Total Assets	19,408

Non-current loans and borrowings	(4,383)
Lease liabilities	(988)
Deferred tax liabilities	(1,086)
Trade and other financial payables	(5,697)
Current loans and borrowings	(2,790)
Total Liabilities	(14,944)

Identifiable net assets acquired	4,464

Purchase consideration	10,035

Goodwill arising on acquisition	5,571

The contribution in 2022 of the acquired business to the consolidated revenue has been Euros 5,273 thousand, and the contribution to the consolidated net result for the year has been a profit of Euros 850 thousand. If the business combination had taken place on January 1, 2022, the contribution to consolidated revenue and to the consolidated net result of the year would have amounted to Euros 9,561 thousand and Euros 3,350 thousand, respectively.

The costs related to the Business Combination during 2022 amounted to Euros 69 thousand and have been recognized as operating expenses in the Consolidated Statement of Profit or Loss.
B – Coil, Inc.
On August 4, 2022, Wallbox USA, Inc. acquired 100% of the outstanding shares of Coil, Inc., incorporated in the United States of America, which is a provider of electrical installation services for EV charging, battery storage and electrical infrastructure in North America. The total consideration for this transaction was Euro 3,572 thousand and consisted of a cash payment of Euro 1,155 thousand at the date of acquisition and the issuance of 272,826 Class A shares of Wallbox N.V. in January 2023, whose fair
value is Euros 8,09 per share. In addition, there is an
earn-out
payment (contingent consideration) of up to 304,350 Class A Shares if certain conditions established in the acquisition contract are met. This earn-out
will be paid with Class A shares of Wallbox NV based on the share price at acquisition date. Considering that contingent consideration will be paid to current employees of the group and the payment will be automatically forfeited if employment terminates, the contingent consideration is considered as remuneration for post combination services and has been accounted for in accordance with IFRS 2.
the Company considered that the underlying required conditions will be completely achieved, as these conditions are aligned with the Group objectives
Additionally, the group granted 384,783
RSUs to the sellers as post-acquisition remuneration (See Note 22). The total amount of expenses recognized in the 2022 profit and loss is Euro
 1,769
thousand. A convertible loan of USD 1,000 thousand has been settled with the related noteholder and recognized at fair value in the Net assets at acquisition date for USD 2,000 thousand.
The acquisition of Coil, Inc. will allow the Group to further enhance its service offerings to customers in residential and commercial settings, while also expanding into the rapidly growing DC Fast Charging installation market. The goodwill recognized upon this acquisition is mainly made up of expected synergies from the combining operations, resulting in an increase of the Group’s sale of (public) chargers in the US market.
Details of the purchase consideration are as follows:

(In thousand Euros)
Purchase consideration:
Amount paid (in cash)	1,155
To be paid (in shares) (Note 17)	2,417

Total	3,572

Assets and liabilities recognized at fair value as a result of the acquisition were as follows:

(In thousand Euros)
Intangible assets	2,057
Inventories	142
Trade and other financial receivables	817
Cash and cash equivalents	97

Total Assets	3,113

Non-current Loans and borrowings	(2,195)
Current Loans and borrowings	(71)
Deferred tax liabilities	(438)
Trade and other financial payables	(452)
Total Liabilities	(3,156)

Identifiable net assets acquired	(43)

Purchase consideration	3,572

Goodwill arising on acquisition	3,615

The contribution in 2022 of the acquired business to the consolidated revenue has been Euros 3,590 thousand, and contribution to the consolidated net result for the year has been a loss of Euros 1,340 thousand. If the business combination had taken place at the January 1, 2022, the contribution to consolidated revenue and to the consolidated net loss
of the year would have amounted to Euros 5,888 thousand and Euros 1,832 thousand, respectively.
The costs related to the Business Combination during 2022 amounted to Euros 84 thousand and have been recognized as operating expenses in the Consolidated Statement of profit or loss.

C -Transaction with Wallbox Chargers and Kensington
The Business Combination Agreement was executed with the sole aim of performing an Initial Public Offering (IPO) to list on the New York Stock Exchange (NYSE) and integrating new investors and does not qualify as business combination under IFRS 3, as explained below. The execution of the following steps, as agreed between the parties, was involved in the Transaction:

a)	Incorporating up Wallbox B.V. in the Netherlands on June 7, 2021;

b)	Converting Wallbox Chargers convertible bonds into shares of Wallbox Chargers on September 16, 2021;

c)	Converting Wallbox B.V. into Wallbox N.V.;

d)	Reverse subsidiary merger between Orion Merger Sub Corp. with Kensington Capital Acquisition Corp. II (Kensington);

e)	Share-for-share exchange of Wallbox Chargers shares into Wallbox N.V.;

f)	Share-for-share exchange of Kensington shares into Wallbox N.V.;

g)	PIPE investment;

h)	Listing;
Steps c to g took place at the same time at the Closing date of October 1, 2021. Listing on the NYSE started on October 4, 2021. Regarding steps e to g, on the Closing Date of October 1, 2021:

i.
Each outstanding Class A ordinary share of Wallbox Chargers, S.L.U. (including each such share resulting from the conversion of convertible bonds of Wallbox Chargers, S.L.U. prior to the Closing Date by the noteholders thereof), and each outstanding Class B ordinary share was exchanged by means of a contribution in kind in exchange for the issuance of a number of Class A Shares or Wallbox Class B Shares by Wallbox N.V., as applicable, determined in each case by reference to an “Exchange Ratio,” calculated in accordance with the Business Combination Agreement (240.990795184659). All Wallbox shareholders, other than Enric Asunción Escorsa and Eduard Castañeda, received Wallbox Class A Shares in the exchange. Both Enric Asunción Escorsa and Eduard Castañeda received Class B Shares in the share capital of Wallbox;

ii.
each share of Kensington Class A Common Stock and Kensington Class B Common Stock outstanding immediately prior to the effective date of the merger with Orion Merger Sub Corp. (the “Merger Effective Time”) was converted into and become one share of new Kensington common stock, and each such share of new Kensington common stock was immediately thereafter exchanged by means of a contribution in kind in exchange for the issuance of Class A Shares of Wallbox N.V., whereby Wallbox N.V. issued one Class A Share for each share of new Kensington common stock exchanged;

iii.
In connection with the foregoing and concurrently with the execution of the Business Combination Agreement on September 29, 2021, Kensington and Wallbox N.V. entered into Subscription Agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe to, and Wallbox N.V. agreed to issue to such PIPE Investors, an aggregate of 11,100,000 Wallbox Class A Shares at USD 10.00 per share for gross proceeds of thousand USD 111,000 (the “PIPE Financing”) on the Closing Date.

Wallbox N.V. was incorporated on June 7, 2021 with ten shares, Euros 0.12 par value, with the sole aim of reorganizing the previous group headed by Wallbox Chargers, S.L.U. and executing the Business Combination Agreement to implement the IPO of shares (new and old shares) to be listed on the NYSE. Consequently, all the steps were designed as a single transaction with a single aim (listing Wallbox Chargers’ business on the NYSE and integrating new investors), and this purpose has been considered as the basis of the accounting treatment applied in order to present an accurate account of the transaction in Wallbox’s consolidated financial statements. In this regard, Wallbox N.V. became the parent of the group as per the contribution in kind of the shares of Wallbox Chargers and Kensington shares on October 1, 2021.
Wallbox Chargers acquisition
As per the Business Combination Agreement, Wallbox N.V. became the new parent of the Wallbox Group as per a contribution in kind of the shares of Wallbox Chargers, S.L.U. on October 1, 2021.
From an accounting perspective, the contribution in kind of Wallbox Chargers and subsidiaries qualified as a ‘business combination involving entities or businesses under common control’ which are not in the scope of IFRS 3. IFRS currently has no guidance on how to account for transactions of this nature.
After analyzing all the factors involving the Transaction, management concluded that Wallbox N.V. could not be considered as a separate entity acting in its own right as an acquirer in a business combination (as it acts on the behalf of the same shareholders of Wallbox Chargers) and the economic substance of its incorporation and the holding of the shares of Wallbox Chargers was considered to be intended only for a reorganization of the group for the sole purpose of the IPO and the integration of new investors.
Consequently, management decided that Wallbox N.V. would recognize in its consolidated financial statements the net assets of Wallbox Chargers and its subsidiaries as per their previous carrying amounts (book value/pooling of interests (carry-over basis) method of accounting) and will apply this accounting treatment to similar transactions in the future.

Acquisition of Kensington Acquisition Corp. II
The contribution in kind of Kensington was not within the scope of IFRS 3 as Kensington did not meet the definition of a business in accordance with IFRS 3.
Therefore, Wallbox did not acquire a business through the contribution in kind and accounted for the Kensington shares within the scope of IFRS 2 Share-based payments. Kensington was treated as the “acquired” company for financial reporting purposes and its net assets were recognized at historical cost, with no goodwill or other intangible assets recorded.
As a result of the Transaction, Kensington shareholders became shareholders of Wallbox.
In accordance with IFRS 2, the excess of fair value of Wallbox shares issued over the fair value of Kensington’s identifiable net assets acquired represented compensation for the service of a stock exchange listing for its shares and was expensed as incurred.
In this regard, the fair value of Kensington’s net assets at the closing date amounted to USD 115,244 thousand or Euros 99,524 thousand (comprised of cash and cash equivalents of Euros 114,015 thousand and derivative warrant liabilities of Euros 14,491 thousand) plus the cash proceeds received from PIPE Investors amounting to USD 111,000 thousand or Euros 95,860 thousand, totaling Euros 195,384 thousand.
The fair value of the Wallbox Chargers business agreed between the independent parties involved in the Transaction amounted to USD 1,400,000 thousand (Euros 1,209,040 thousand) in accordance with the Business Combination Agreement. Therefore, based on an 18.1% equity interest in Wallbox issued to Kensington shareholders, the fair value of the Wallbox shares exchanged in the transaction was estimated at Euros 267,556 thousand.
Consequently, the difference between the fair value of the Wallbox shares provided (Euros 267,556 thousand) and Kensington’s net assets (Euros 195,384 thousand), amounting to Euros 72,172 thousand, was recorded as a finance expense in the statement of profit or loss of Wallbox at the closing date, representing the value of the stock exchange listing services rendered by Kensington and its shareholders.
Comparative information
There is no approved guidance in IFRS regarding the presentation of comparatives when applying the pooling of interests method for business combinations between entities under common control.
Considering this lack of guidance and IAS 8, Management determined that Wallbox would restate its comparatives and adjust its current reporting period before the date of the transaction as if the combination has occurred at the start of the earliest period presented.
Wallbox has decided to present comparatives, as the consolidated financial statements of Wallbox are considered to be a continuation of those of Wallbox Chargers.
Consequently, Wallbox N.V. is considered the parent of the Wallbox Group at January 1, 2019 and has included comparatives for the year ended December 31, 2020. From this date, Wallbox’s consolidated financial statements will be the continuation of those issued by Wallbox Chargers, recognizing the incorporation of Kensington as of October 1, 2021.

From January
1, 2020 and until October 1, 2021, the structure of Wallbox’s equity and net assets remained the same as that of Wallbox Chargers. On October 1, 2021, as a result of the share capital increases in Wallbox N.V. due to the legal contribution in kind of Wallbox Chargers and Kensington, certain adjustments were made to estimate the net equity and to present the share capital of Wallbox, considering that the Wallbox Group’s losses for the period until September 30, 2021 include those for Wallbox N.V. as of its date of incorporation (June 7, 2021) and those for the WallBox Chargers Group from January 1, 2021 to September 30, 2021:

(In thousand Euros)	October 1, 2021
Share capital	44,430
Share premium	321,789
Loss for the period	(154,680)
Other equity components	4,371
Foreign currency translation reserve	118

Total equity attributable to owners of the company	216,028

Treatment of transaction costs
In accordance with IAS 32, Wallbox analyzed the total costs incurred in the Transaction to determine which were incremental and directly attributable to the issuance of new shares, which would qualify to be deducted from equity directly rather than expensed through profit or loss.
Some costs were 100% attributable to the issuance of the new shares in exchange for cash, while other costs incurred were related to a combination of the issuance of new shares and obtaining the listing. For this latter group of costs, only the part that could be attributed to the issuance of new shares in exchange for cash was deducted from equity. The percentage for this allocation was determined as the ratio of the number of new shares issued in exchange for cash compared to the total number of outstanding shares after the Transaction.
A total amount of Euros 17,397 thousand (Note 17) of incremental and directly attributable costs for the issuance of new shares has been deducted from share premium directly. Costs which are not incremental and directly attributable to the issuance of shares totaled Euros 8,046 thousand (Note 21) and are expensed in profit or loss.
Impact of the Transaction on
earnings-per-share
(the EPS)
The contribution in kind of the shares of Wallbox Chargers did not impact the number of ordinary shares and had no change in resources. Since Wallbox N.V. would be considered the parent of the Wallbox Group at January 1, 2019 for comparison purposes, it has been considered reasonable to apply the same Exchange Ratio of 240.990795184659 used at October 1, 2021.
The contribution in kind of Kensington shares modified the number of ordinary shares with a corresponding change in resources (the net assets of Kensington are new in the Wallbox Group and are considered a change in resources). Therefore, such new shares would impact the weighted average number of ordinary shares outstanding from October 1, 2021.
Consequently, the weighted average number of ordinary shares outstanding for basic and diluted EPS for the prior periods is as follows:

OUTSTANDING SHARES

December 31, 2020

Shares	Outstanding shares
Class A	280,737
Class B	111,381

Total	392,118

Shares for Basic EPS Wallbox Chargers	392,118
Exchange ratio	240.99

Adjusted number of shares	94,496,837